Bank and Other Debt, Current (Tables)	6 Months Ended
Jun. 30, 2017
Debt Instruments [Abstract]
Schedule of Bank and Other Debt [Table Text Block]
	June 30, 2017	Current	Non-current	December 31, 2016	Current	Non-current

The Royal Bank of Scotland plc - Term Loan	$-	$-	$-	$128,861	$128,861	$-
Addiewell LTD - Term Loan	35,000	35,000	-	-	-	-
plus other fees payable to the lenders	20	20	-	200	200	-
less unamortized deferred financing costs	(257)	(257)	-	(1,932)	(1,932)	-
Bank and other debt, net of unamortized deferred financing costs	$34,763	$34,763	$-	$127,129	$127,129	$-